Goodwill (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Goodwill [Line Items]
Changes in the Carrying Amount of Goodwill
The following table summarizes the changes in the carrying amount of goodwill as of December 31, 2015, 2016, 2017, and March 30, 2018 (in thousands):

Total
Balance at December 31, 2014	$396,924
Goodwill acquired	—
Balance at December 31, 2015	396,924
Goodwill acquired	—
Balance at December 31, 2016	396,924
Goodwill acquired	—
Balance at December 31, 2017	396,924
Goodwill acquired	—
Balance at March 30, 2018 (unaudited)	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at December 31, 2016	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at December 31, 2017	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at March 30, 2018 (unaudited)	$396,924